Form N-1A Supplement	Feb. 28, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Filed Pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

AAM Transformers ETF (TRFM)

(the “Fund”)

September 15, 2025

Supplement to the Summary Prospectus and Prospectus
dated February 28, 2025

Effective September 19, 2025 the following updates are made to the Fund’s Prospectus:
The following replaces the paragraph that precedes the Sub-Industries chart in the Principal Investment Strategy:
Securities eligible for inclusion in the Index must be classified in one of the following sub-industries of the Global Industry Classification Standard (“GICS”). The sub-industries eligible for inclusion in the Index are subject to change upon each quarterly rebalance of the Index.
The Sub-Industries chart in the Principal Investment Strategy is hereby replaced with the following:

Sub-Industries
Aerospace & Defense	Electronic Components	Renewable Electricity
Application Software	Electronic Equipment & Instrument	Restaurants
Automobile Manufacturers	Electronic Manufacturing Services	Semiconductor Materials & Equipment
Automotive Parts & Equipment	Heavy Electrical Equipment	Semiconductors
Broadline Retail	Hotels, Resorts & Cruise Lines	Specialized Consumer Services
Cargo Ground Transportation	Independent Power Producers & Energy Traders	Specialty Chemicals
Communications Equipment	Industrial Machinery & Suppliers	Systems Software
Consumer Electronics	Interactive Home Entertainment	Technology Distributors
Copper	Interactive Media & Services	Technology Hardware, Storage & Peripherals
Data Processing & Outsourced Services	Internet Services & Infrastructure	Transaction & Payment Processing Services
Electric Utilities	IT Consulting & Other Services
Electrical Components & Equipment	Passenger Ground Transportation
The following replaces the third paragraph under the Sub-Industries chart in the Principal Investment Strategy:
The Index is reconstituted (i.e., Index constituents are added or deleted and weightings within each category are reset to equal-weight) after the close of business on the third Friday of March, June, September, and December. At the time of each reconstitution of the Index, Index constituents are added or deleted based on company data as of the last business day of February, May, August, and November, respectively, and the Index constituents are equally weighted within the following categories based on closing prices as of ten business days prior to the reconstitution date. Category classifications that are used to determine constituent weights are analyzed upon quarterly rebalances and are subject to change upon each quarterly rebalance.

Category 1 (20% weight)	U.S.-based companies with over $150 billion market capitalization
Category 2 (30% weight)	U.S.-based companies with $20 billion to $150 billion market capitalization
Category 3 (25% weight)	U.S.-based companies with $2 billion to $20 billion market capitalization
Category 4 (15% weight)	international companies with over $30 billion market capitalization
Category 5 (10% weight)	international companies with $2 billion to $30 billion market capitalization

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.